Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
INSTITUTIONAL SHARES | Federated Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000912763_SupplementTextBlock

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

INSTITUTIONAL SHARES (TICKER FTRBX)

SUPPLEMENT TO statutory and summary prospectuses
DATED january 31, 2011

The Federated Total Return Bond Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of High Grade Bond Portfolio, a portfolio of EquiTrust Series Fund, Inc., in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by High Grade Bond Portfolio to its holders of its Class A Shares and Class B Shares, and its holders of its Class I Shares, respectively, ("Acquired Fund Shareholders") in complete liquidation and termination of High Grade Bond Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to May 31, 2012, with respect to the Institutional Shares of the Fund."

May 16, 2011